Loans, borrowings, leases, cash and cash equivalents and short-term investments - Funding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,296,000,000
Guaranteed notes due July 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500.000	$ 1,500,000,000
Coupon rate	3.75%
Principal amount sold (as a percent)	99.176%
Guaranteed notes due July 2030 | The Export-Import Bank of China
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 300,000,000